Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2055 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2055 Fund - Class A
Bar Chart Table:
Annual Return 2019	26.10%
Annual Return 2020	17.54%
Annual Return 2021	15.88%
Annual Return 2022	(19.30%)